Non-Cash Transactions (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Non-cash transaction [Line Items]
Aircraft sublease receivables	R$ 76,199	R$ 123,455
Security deposits and maintenance reserves	1,964,419	1,554,042	R$ 1,651,533
Property and equipment	(1,961,174)	(1,799,706)
Right-of-use assets	5,999,595	4,610,741
Intangible assets	1,358,038	1,170,268	1,087,484
Loans and financing	(1,023,390)	(858,332)	(481,227)
Lease liabilities	(14,890,575)	(12,520,812)	(12,106,621)
Accounts payable	(2,335,165)	(2,561,727)
Salaries, wages and benefits	459,697	400,371
Government installment payment program	69,691	13,358
Provisions	(3,499,589)	R$ (2,842,475)	R$ (1,813,352)
Non-monetary assets [Member]
Non-cash transaction [Line Items]
Accounts receivable	(157,036)
Aircraft sublease receivables	(20,222)
Security deposits and maintenance reserves	63,889
Property and equipment	(3,065)
Right-of-use assets	1,928,204
Intangible assets	136,993
Non-monetary liabilities [Member]
Non-cash transaction [Line Items]
Loans and financing	(17,925)
Lease liabilities	(835,486)
Accounts payable	(1,383,174)
Accounts payable – supplier finance	(1,202,582)
Salaries, wages and benefits	121,736
Government installment payment program	(308,161)
Provisions	(976,188)
Net non-monetary assets and liabilities [Member]
Non-cash transaction [Line Items]
Other assets and liabilities	(119,461)
Accounts receivable | Non-monetary assets [Member]
Non-cash transaction [Line Items]
Accounts receivable	(255)
Aircraft sublease receivables	(14,874)
Security deposits and maintenance reserves	0
Property and equipment	0
Accounts receivable | Non-monetary liabilities [Member]
Non-cash transaction [Line Items]
Accounts payable	(60,748)
Provisions	(50,641)
Accounts receivable | Net non-monetary assets and liabilities [Member]
Non-cash transaction [Line Items]
Other assets and liabilities	5,022
Property and equipment and intangible assets | Non-monetary assets [Member]
Non-cash transaction [Line Items]
Property and equipment	(102,220)
Right-of-use assets	30,528
Intangible assets	136,993
Property and equipment and intangible assets | Non-monetary liabilities [Member]
Non-cash transaction [Line Items]
Accounts payable	(134,921)
Provisions	(134,820)
Maintenance reserves | Non-monetary assets [Member]
Non-cash transaction [Line Items]
Security deposits and maintenance reserves	19,422
Maintenance reserves | Non-monetary liabilities [Member]
Non-cash transaction [Line Items]
Accounts payable	(19,422)
Supplier finance | Non-monetary liabilities [Member]
Non-cash transaction [Line Items]
Accounts payable	(1,202,582)
Accounts payable – supplier finance	(1,202,582)
Sale and leaseback | Non-monetary assets [Member]
Non-cash transaction [Line Items]
Security deposits and maintenance reserves	2,760
Property and equipment	(90,522)
Sale and leaseback | Non-monetary liabilities [Member]
Non-cash transaction [Line Items]
Accounts payable	(87,762)
Loans and financing | Non-monetary assets [Member]
Non-cash transaction [Line Items]
Security deposits and maintenance reserves	17,925
Loans and financing | Non-monetary liabilities [Member]
Non-cash transaction [Line Items]
Loans and financing	(17,925)
Lease | Non-monetary assets [Member]
Non-cash transaction [Line Items]
Accounts receivable	(51,504)
Aircraft sublease receivables	(5,348)
Property and equipment	(8,633)
Right-of-use assets	1,897,676
Lease | Non-monetary liabilities [Member]
Non-cash transaction [Line Items]
Lease liabilities	(1,041,464)
Provisions	(790,727)
Transfers | Non-monetary assets [Member]
Non-cash transaction [Line Items]
Accounts receivable	(105,277)
Security deposits and maintenance reserves	23,782
Transfers | Non-monetary liabilities [Member]
Non-cash transaction [Line Items]
Lease liabilities	(205,978)
Accounts payable	(186,425)
Salaries, wages and benefits	121,736
Government installment payment program	(308,161)
Transfers | Net non-monetary assets and liabilities [Member]
Non-cash transaction [Line Items]
Other assets and liabilities	R$ (124,483)